Income taxes expenses	12 Months Ended
Dec. 31, 2023
Income Taxes Expenses [Abstract]
Income taxes expenses	Income taxes expenses
As an entity headquartered in the Cayman Islands, the Company is subject to a tax neutral regime. However, the Group’s subsidiaries headquartered in Brazil, Colombia, Chile, the United Kingdom, the United States of America, and Hong Kong are subject to income taxes as set out by local tax laws.

Reconciliation of income tax	2023	2022	2021

Income before income taxes	117,999	102,453	121,572

Impact of difference in tax rates of foreign subsidiaries	2,816	(8,349)	642
Nondeductible expenses	—	—	(1,023)
Total income taxes (a)	2,816	(8,349)	(381)
Current (b)	(10,500)	(6,784)	(1,692)
Effective tax rate current	(9.12%)	(6.12%)	(1.40%)
Deferred (c)	13,316	(1,565)	1,311
Effective tax rate	(2.40)%	8.1%	0.3%

(a)No amounts related to income taxes have been recognized directly in equity.
(b)The current income tax expense charge is primarily related to the effects of different tax rates of the Group’s Brazilian and Chilean subsidiaries.
(c)The deferred income tax charge is primarily related to Brazilian taxes on unrealized fair value adjustments related to the VBI option arrangements.
International Tax Reform – Pillar Two
The International Tax Reform - Pillar Two Model Rules, also referred to as the "Global Anti-Base Erosion" or "GloBE" Rules, was released by the Organization for Economic Co-operation and Development (OECD) on December 20, 2021. Delegates from all Inclusive Framework (IF) member jurisdictions developed the rules, and over 135 jurisdictions agreed to update the international tax system, considering it was no longer fit for purpose in a globalized and digitalized economy.
Pillar Two Rules aim to ensure that large multinational enterprises with consolidated revenues of EUR 750 million or more in at least two of the last four years pay a minimum effective corporate tax rate of 15% on income arising in each jurisdiction with revenue-generating activities. The means by which GloBE must be incorporated into domestic law is determined by each implementing jurisdiction.
For the year ending December 31, 2023, the Group has not incurred any top-up tax, considering it did not meet the requirements to be classified as a large multinational enterprise. The global revenues accounted for under IFRS have not exceeded EUR 750 million in at least two of the last four years, and the Group also does not expect to exceed the mentioned threshold in the 2024 financial year.
It is important to mention that Patria Group operates in multiple jurisdictions (Uruguay, Brazil, Cayman Islands, Chile, Colombia, Argentina, Hong Kong, the United States of America, and the United Kingdom), and the application of the Pillar Two rules requires jurisdictions to enact legislation to apply the Pillar Two rules. The Group is continues to monitor the development of the discussions, and as of December 31, 2023, the status of the enactment of local legislation was as follows:
•Brazil, Cayman Islands, Chile, Colombia, USA, Argentina, and Uruguay:
◦No public announcements
•Hong Kong:
◦Public consultation: On February 22, 2023, the Financial Secretary announced in his Budget Speech that Hong Kong plans to apply the global minimum effective tax rate on large multinationals with global turnover of at least EUR 750 million and implement the Domestic Minimum Top-up Tax starting from 2025 onwards and that a consultation exercise will be launched to allow multinationals to make early preparation. On December 21, 2023, the Government launched a three-month consultation on "Implementation of Global Minimum Tax and Hong Kong Minimum Top-up Tax". The legislative bill is expected to be submitted in the second half of 2024.
•United Kingdom:
◦The legislation was enacted in the UK on July 11, 2023, and introduced an Income Inclusion Rule (IIR), known locally as the "multinational top-up tax", and domestic minimum top-up tax (DTT), as part of Finance (No 2) Act 2023.
◦Both the UK IIR and the UK DTT apply for accounting periods beginning on or after December 31, 2023. On July 18, the UK government published proposals for several amendments to the UK's Pillar Two rules for inclusion in Finance Bill 2024. These include measures to implement an Under Taxed Profits Rule (UTPR) in the UK. The draft provisions do not include a commencement date and will not take effect until they have been included in a Finance Bill. However, as previously indicated, HMRC has confirmed that the commencement date will not be earlier than accounting periods beginning on or after December 31, 2024.
It is unclear (a) if the Pillar Two model rules create additional temporary differences, requiring the Company to remeasure deferred taxes for the Pillar Two model rules, and (b) which tax rate to use to measure deferred taxes. In response to this uncertainty, on May 23, 2023, and June 27, 2023, respectively, the IASB and AASB issued amendments to IAS 12 'Income taxes' introducing a mandatory temporary exception to the requirements of IAS 12 under which a company does not recognize or disclose information about deferred tax assets and liabilities related to the proposed OECD Pillar Two model rules. However, considering that the Group does not meet the requirements to be regarded as a large multinational enterprise, no further recognition or disclosure assessment was performed for December 31, 2023.